Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Operations (Details) - Summit Materials, LLC - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Condensed Consolidating Statements of Operations
Revenue									$ 673,653	$ 558,930	$ 1,432,297	$ 1,204,231	$ 916,201
Cost of revenue (excluding items shown separately below)									462,088	407,439	990,645	887,160	677,052
General and administrative expenses									124,620	114,685	187,288	159,286	145,990
Depreciation, depletion, amortization and accretion									69,768	53,512	119,723	87,826	72,934
Operating income (loss)	$ 67,990	$ 83,357	$ 42,300	$ (59,006)	$ 23,307	$ 47,749	$ 33,922	$ (35,019)	17,177	(16,706)	134,641	69,959	(47,977)
Other expense (income), net									217	32,165	69,206	(3,447)	1,378
Interest expense									46,649	41,213	83,757	86,742	56,443
Income (loss) from operations before taxes									(29,689)	(90,084)	(18,322)	(13,336)	(105,798)
Income tax (benefit) expense									(9,205)	(9,813)	(18,263)	(6,983)	(2,647)
Income (loss) from continuing operations	46,106	34,106	(434)	(79,837)	4,753	28,110	13,832	(53,048)	(20,484)	(80,271)	(59)	(6,353)	(103,151)
(Income) loss from discontinued operations										(758)	(2,415)	(71)	528
Net loss	$ 47,706	$ 34,163	$ 324	$ (79,837)	$ 4,468	$ 28,117	$ 14,201	$ (53,068)	(20,484)	(79,513)	2,356	(6,282)	(103,679)
Net income (loss) attributable to noncontrolling interest									(35)	(1,969)	(1,826)	2,495	3,112
Net income (loss) attributable to member of Summit Materials, LLC									(20,449)	(77,544)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(18,464)	(82,779)	(8,738)	(18,278)	(103,706)
Consolidation, Eliminations [Member]
Condensed Consolidating Statements of Operations
Revenue									(4,007)	(24,071)	(32,685)	(27,933)	(14,389)
Cost of revenue (excluding items shown separately below)									(4,007)	(24,071)	(32,685)	(27,933)	(14,389)
Other expense (income), net									68,645	24,923	166,632	71,514	(90,834)
Interest expense										(10,772)		(9,113)	(4,232)
Income (loss) from operations before taxes									(68,645)	(14,151)	(166,632)	(62,401)	95,066
Income (loss) from continuing operations									(68,645)	(14,151)	(166,632)	(62,401)	95,066
Net loss									(68,645)	(14,151)	(166,632)	(62,401)	95,066
Net income (loss) attributable to noncontrolling interest									(35)	(1,969)	(1,826)	2,495	3,112
Net income (loss) attributable to member of Summit Materials, LLC									(68,610)	(12,182)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(66,625)	(6,947)	(151,886)	(53,815)	90,632
Issuers [Member]
Condensed Consolidating Statements of Operations
General and administrative expenses									51,726	52,753	73,555	30,736	7,241
Depreciation, depletion, amortization and accretion									1,277	1,058	2,316	1,468	465
Operating income (loss)									(53,003)	(53,811)	(75,871)	(32,204)	(7,706)
Other expense (income), net									(68,999)	3,583	(107,275)	(53,827)	99,085
Interest expense									36,445	20,150	27,222	31,827
Income (loss) from operations before taxes									(20,449)	(77,544)	4,182	(10,204)	(106,791)
Income tax (benefit) expense												(1,427)
Income (loss) from continuing operations									(20,449)	(77,544)	4,182	(8,777)	(106,791)
Net loss									(20,449)	(77,544)	4,182	(8,777)	(106,791)
Net income (loss) attributable to member of Summit Materials, LLC									(20,449)	(77,544)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(18,464)	(82,779)	(8,738)	(18,278)	(106,791)
Wholly Owned Guarantors [Member]
Condensed Consolidating Statements of Operations
Revenue									656,478	525,652	1,364,622	1,065,590	807,921
Cost of revenue (excluding items shown separately below)									451,656	391,864	958,527	796,078	611,799
General and administrative expenses									69,902	58,596	107,282	119,250	129,768
Depreciation, depletion, amortization and accretion									66,299	49,623	112,166	70,116	60,078
Operating income (loss)									68,621	25,569	186,647	80,146	(61,926)
Other expense (income), net									880	3,500	9,555	(6,687)	(3,410)
Interest expense									8,482	30,045	52,970	51,248	49,591
Income (loss) from operations before taxes									59,259	(7,976)	124,122	35,585	(108,107)
Income tax (benefit) expense									(9,283)	(10,163)	(18,664)	(5,766)	(2,647)
Income (loss) from continuing operations									68,542	2,187	142,786	41,351	(105,460)
(Income) loss from discontinued operations										(758)	(2,415)	(71)	528
Net loss									68,542	2,945	145,201	41,422	(105,988)
Net income (loss) attributable to member of Summit Materials, LLC									68,542	2,945
Comprehensive (loss) income attributable to member of Summit Materials, LLC									71,834	2,945	146,380	41,422	(105,988)
Non Guarantor [Member]
Condensed Consolidating Statements of Operations
Revenue									21,182	57,349	100,360	72,172	41,910
Cost of revenue (excluding items shown separately below)									14,439	39,646	64,803	51,064	24,401
General and administrative expenses									2,992	3,336	6,451	2,537	1,308
Depreciation, depletion, amortization and accretion									2,192	2,831	5,241	1,742	1,013
Operating income (loss)									1,559	11,536	23,865	16,829	15,188
Other expense (income), net									(309)	159	294	(3)	274
Interest expense									1,722	1,790	3,565	1,172	382
Income (loss) from operations before taxes									146	9,587	20,006	15,660	14,532
Income tax (benefit) expense									78	350	401	210
Income (loss) from continuing operations									68	9,237	19,605	15,450	14,532
Net loss									68	9,237	19,605	15,450	14,532
Net income (loss) attributable to member of Summit Materials, LLC									68	9,237
Comprehensive (loss) income attributable to member of Summit Materials, LLC									$ (5,209)	$ 4,002	$ 5,506	$ 9,634	$ 14,532